Financial Instruments - Interest Rate Risk (Details) - Interest rate risk - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Financial assets	$ 80,637	$ 129,917
Financial liabilities	39,066	60,970
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Financial assets	46,765	49,465
Financial liabilities	$ 357,205	$ 410,617